Note 4 - Sale of Intellectual Property in Exchange for Cancellation of the Boston Scientific Notes (Details) (USD $)	1 Months Ended
Mar. 31, 2014
Note 4 - Sale of Intellectual Property in Exchange for Cancellation of the Boston Scientific Notes (Details) [Line Items]
Number of Convertible Notes Payable Cancelled	3
Boston Scientific Notes [Member]
Note 4 - Sale of Intellectual Property in Exchange for Cancellation of the Boston Scientific Notes (Details) [Line Items]
Sale of Intangible Assets, Sale Price	4,338,601
Notes Payable Cancelled, Principal Amount	4,338,601